Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

14. INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands. The subsidiaries or VIEs in the PRC are subject to PRC Enterprise Income Tax at a corporate income tax rate of 25%.

Basic and diluted earnings from continuing operations per share effects of tax holidays and preferential tax rates for the years ended December 31, 2009, 2010 and 2011 are nil for each year.

Provision (credit) for income taxes is comprised as follows for each annual period.

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31,2011
Current income taxes from discontinued operations	750,705	6,229	—
Deferred income taxes from discontinued operations	(516,419)	(31,813)	—
Current income taxes from continuing operations	—	—	—
Deferred income taxes from continuing operations	(13,721)	(41,172)	(99,479)

	220,565	(66,756)	(99,479)

The principal components of deferred tax assets and liabilities are as follows:

	December 31, 2010	December 31, 2011
Current deferred taxes:
Cost and expense accruals	4,714,262	2,810,508
Revenue recognition	(1,217,957)	(173,502)
Less: valuation allowance	(3,496,305)	(2,637,006)

Current deferred tax assets	—	—

Non-current deferred taxes:
Depreciation and amortization	1,899,375	1,748,889
Net operating loss carry forwards	13,727,221	18,450,814
Less: valuation allowance	(15,626,596)	(20,199,703)

Non-current deferred tax assets	—	—

Intangible assets	(4,925,538)	(4,826,059)

Non-current deferred tax liabilities	(4,925,538)	(4,826,059)

A reconciliation between the PRC statutory income tax rate of 25% and the Company’s effective tax rate is as follows. The primary driver of the Company’s effective tax rate in each annual period are adjustments to the valuation allowance for deferred tax assets that are, as assessed under ASC Topic 740, more likely than not to not be realized.

	Year ended	Year ended	Year ended

	December 31, 2009	December 31, 2010	December 31, 2011
Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	0.2%	(3.3%)	(7.9%)
Non-deductible expenses	(6.2%)	0.4%	(7.9%)
Non-taxable income	—	—	—
Change in enterprise income tax rate	—	—	—
Change in valuation allowance	(19.8%)	(22.0%)	(9.0%)

Effective tax rate	(0.8%)	0.1%	0.2%

The movement of valuation allowances were as follows:

	December 31, 2009	December 31, 2010	December 31, 2011
At beginning of year	(7,772,515)	(8,309,621)	(19,122,901)
Acquisition of Ku6	—	(6,123,900)	—
Acquisition of Yisheng	(167,418)	—	—
Current year additions	(1,029,311)	(14,292,925)	(4,452,155)
Current year reversals	655,761	1,404,205	1,591,018
Transferred out due to disposal of WVAS and recorded music businesses	—	8,433,935	—
Effect of exchange rate changes	3,862	(234,595)	(852,671)

	(8,309,621)	(19,122,901)	(22,836,709)

At December 31, 2010 and 2011, tax loss carry forwards (on a gross basis prior to measurement via the tax rate) amounted to approximately $54.9 million and $73.8 million, respectively, which will expire by various years through 2016. The Company’s tax loss carry forwards exist only in the PRC, where the carry forward period is limited to five years. The Company determines whether or not a valuation allowance is required at the level of each taxable entity within a tax jurisdiction. A valuation allowance of $19,122,901 and $22,836,709 has been established as of December 31, 2010 and 2011, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future. At both December 31, 2010 and 2011, all of the Company’s net deferred tax assets, excluding the impact of non-current deferred tax liabilities associated with intangible assets which have indefinite reversal patterns, were fully reserved through valuation allowances.

As noted in Note 2(26), the Company accounts for the financial statement effects of uncertain tax positions under the provisions of ASC 740-10. At December 31, 2010 and 2011, there were no liabilities for unrecognized tax benefits as the Company did not have any significant uncertain tax positions requiring recognition and measurement under ASC 740-10.

In accordance with the PRC EIT Law, dividends which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax if and when remitted. In addition, under tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as a Hong Kong tax resident, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.

Since there are no undistributed earnings of the Company’s subsidiaries located in the PRC at December 31, 2010 and 2011 given the accumulated loss positions of the Company’s subsidiaries, no provision has been made for withholding taxes. Further, the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business in the PRC.